Employee benefits and KPM disclosures (Tables)	6 Months Ended
Dec. 31, 2025
Employee benefits and KPM disclosures [Abstract]
Employee benefits expense
7.1.	Employee benefits expensed

	6 months ended Dec 31, 2025	12 months ended June 30, 2025	12 months ended June 30, 2024	12 months ended June 30, 2023
	$’000	$’000	$’000	$’000
Non-Executive Director fees	205	410	410	401
Executive Director fees[2]	125	313	311	516
Employee benefits expense	1,289	2,485	2,990	3,674
Share-based payments	1,102	3,164	1,633	1,376
Total employee benefit expense	2,721	6,372	5,344	5,967

Key Management Personnel
Key management personnel (KMP) comprised the following:

	6 months ended Dec 31, 2025	12 months ended June 30, 2025	12 months ended June 30, 2024	12 months ended June 30, 2023
	$’000	$’000	$’000	$’000
Salary and Short-term incentive	1,456	3,015	3,734	3,709
Post-employment benefits	38	75	121	101
Share-based payments	1,351	3,539	1,884	1,501
Total payments to KMP	2,845	6,629	5,739	5,311

Options and Performance Rights
A summary of options and performance rights on issue is set out in note 5.1.

	Number of performance rights	Weighted average exercise price	Number of performance rights	Weighted average exercise price
	December 31, 2025	December 31, 2025	June 30, 2025	June 30, 2025
Outstanding at the beginning of the financial period	63,290,529	$0.24	33,882,163	$0.37
Granted	58,967,942	$0.14	63,081,077	$0.19
Vested	(32,911,441)	$0.23	(30,057,807)	$0.27
Lapsed	(12,681,185)	$0.24	(3,614,904)	$0.47
Outstanding at the end of the financial period	76,665,845	$0.16	63,290,529	$0.24